Statement of Changes in Net Assets Available for Benefits - Honeywell 401(k) Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributable to:
Investment gain from Plan interest in Honeywell Savings and Ownership Plan Master Trust	$ 1,518
Contributions:
Participating employees	466
The Company, net of forfeitures	270
Roll-over contributions	160
Total contributions	896
Total additions	2,414
Deductions from net assets attributable to:
Benefits paid to participants	(1,944)
Plan expenses	(4)
Total deductions	(1,948)
Net increase in net assets during year	466
Net assets available for benefits:
Beginning of year	16,317
End of year	$ 16,783